Goodwill and Identifiable Intangible Assets (Details 1) (USD $)	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 308,400
2016	308,400
2017	308,400
2018	242,000
2019	219,900
Thereafter	$ 1,434,800